Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Instruments and Related Hedged Items
The following table presents the notional amount and estimated fair value of derivative instruments:

		December 31, 2016			December 31, 2015
		Notional Amount	Fair Value		Notional Amount	Fair Value
	Hedged Item or Transaction		Gain	Loss		Gain	Loss
		(Dollars in millions)
Cash flow hedges:
Interest rate contracts:
Pay fixed swaps	3 mo. LIBOR funding	$7,050	$—	$(187)	$9,300	$—	$(214)

Fair value hedges:
Interest rate contracts:
Receive fixed swaps	Long-term debt	12,099	202	(100)	13,092	329	(1)
Options	Long-term debt	2,790	—	(1)	—	—	—
Pay fixed swaps	Commercial loans	346	4	(2)	207	—	(2)
Pay fixed swaps	Municipal securities	231	—	(83)	244	—	(94)
Total		15,466	206	(186)	13,543	329	(97)

Not designated as hedges:
Client-related and other risk management:
Interest rate contracts:
Receive fixed swaps		9,989	235	(44)	8,827	337	(1)
Pay fixed swaps		10,263	43	(252)	8,984	1	(363)
Other swaps		1,086	2	(5)	1,005	3	(6)
Other		709	2	(2)	601	1	(2)
Forward commitments		5,972	29	(28)	4,403	5	(4)
Foreign exchange contracts		669	8	(5)	513	6	(4)
Total		28,688	319	(336)	24,333	353	(380)

Mortgage banking:
Interest rate contracts:
Interest rate lock commitments		2,219	7	(20)	1,828	8	(4)
When issued securities, forward rate agreements and forward commitments		3,657	51	(14)	2,725	9	(5)
Other		449	2	(1)	677	4	—
Total		6,325	60	(35)	5,230	21	(9)

MSRs:
Interest rate contracts:
Receive fixed swaps		5,034	18	(236)	2,343	79	(7)
Pay fixed swaps		3,768	56	(7)	2,329	4	(56)
Options		5,710	160	(8)	7,765	184	(24)
When issued securities, forward rate agreements and forward commitments		3,210	3	(8)	2,682	—	(5)
Total		17,722	237	(259)	15,119	267	(92)
Total derivatives not designated as hedges		52,735	616	(630)	44,682	641	(481)
Total derivatives		$75,251	822	(1,003)	$67,525	970	(792)

Gross amounts not offset in the Consolidated Balance Sheets:
Amounts subject to master netting arrangements not offset due to policy election			(443)	443		(391)	391
Cash collateral (received) posted			(119)	450		(283)	368
Net amount			$260	$(110)		$296	$(33)

The Effect of Derivative Instruments on the Consolidated Statements of Income
The following table presents the effect of hedging derivative instruments on the consolidated statements of income:

	Effective Portion
	Pre-tax Gain (Loss) Recognized in OCI			Location of Amounts Reclassified from AOCI into Income	Pre-tax Gain (Loss) Reclassified from AOCI into Income
Year Ended December 31	2016	2015	2014		2016	2015	2014
	(Dollars in millions)
Cash Flow Hedges:
Interest rate contracts	$(24)	$(130)	$(172)	Total interest expense	$(11)	$(83)	$(82)

				Location of Amounts Recognized in Income	Pre-tax Gain (Loss) Recognized in Income
					2016	2015	2014
					(Dollars in millions)
Fair Value Hedges:
Interest rate contracts				Total interest income	$(18)	$(20)	$(22)
Interest rate contracts				Total interest expense	226	279	233
Total					$208	$259	$211

Not Designated as Hedges:
Client-related and other risk management:
Interest rate contracts				Other income	$52	$27	$18
Foreign exchange contracts				Other income	11	21	16
Mortgage Banking:
Interest rate contracts				Mortgage banking income	8	7	(16)
MSRs:
Interest rate contracts				Mortgage banking income	31	32	251
Total					$102	$87	$269

Deferred Gains and Losses From Hedges
The following table presents information about BB&T's cash flow and fair value hedges:

	December 31,
	2016		2015
	(Dollars in millions)
Cash flow hedges:
Net unrecognized after-tax loss on active hedges recorded in AOCI	$(118)		$(134)
Net unrecognized after-tax gain on terminated hedges recorded in AOCI (to be recognized in earnings through 2022)	26		50
Estimated portion of net after-tax loss on active and terminated hedges to be reclassified from AOCI into earnings during the next 12 months	(4)		(7)
Maximum time period over which BB&T has hedged a portion of the variability in future cash flows for forecasted transactions excluding those transactions relating to the payment of variable interest on existing instruments	6	yrs	7	yrs
Fair value hedges:
Unrecognized pre-tax net gain on terminated hedges (to be recognized as interest primarily through 2019)	$169		$138
Portion of pre-tax net gain on terminated hedges to be recognized as a change in interest during the next 12 months	56		57

Schedule of Derivative Instruments Summary of Collateral Positions with Counterparties

	December 31,
	2016	2015
	(Dollars in millions)
Dealer Counterparties:
Cash collateral received from dealer counterparties	$123	$283
Derivatives in a net gain position secured by that collateral	123	301
Unsecured positions in a net gain with dealer counterparties after collateral postings	4	18

Cash collateral posted to dealer counterparties	138	156
Derivatives in a net loss position secured by that collateral	144	161

Additional collateral that would have been posted had BB&T's credit ratings dropped below investment grade	8	6

Central Clearing Parties:
Cash collateral, including initial margin, posted to central clearing parties	313	223
Derivatives in a net loss position secured by that collateral	318	227
Securities pledged to central clearing parties	119	207